Exhibit 99.1

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

Collection Period	30-Apr-22	30/360 Days	30	Collection Period Start	1-Apr-22
Distribution Date	16-May-22	Actual/360 Days	31	Collection Period End	30-Apr-22
				Prior Month Settlement Date	15-Apr-22
				Current Month Settlement Date	16-May-22

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,378,201,975.60	263,487,501.91	245,622,807.88	0.188638
Yield Supplement Overcollaterization		76,117,803.63	6,643,728.35	5,951,206.48
Total Adjusted Pool Balance		1,302,084,171.97	256,843,773.56	239,671,601.40
Total Adjusted Securities		1,302,084,171.97	256,843,773.56	239,671,601.40	0.184068
Class A-1 Notes	2.49668%	268,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	2.56000%	438,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.55414%	0.00	0.00	0.00	0.000000
Class A-3 Notes	2.50000%	438,000,000.00	98,759,601.59	81,587,429.43	0.186273
Class A-4 Notes	2.54000%	106,000,000.00	106,000,000.00	106,000,000.00	1.000000
Certificates	0.00000%	52,084,171.97	52,084,171.97	52,084,171.97	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	17,172,172.16	205,749.17	39.2058725	0.4697470
Class A-4 Notes	0.00	224,366.67	—	2.1166667
Certificates	0.00	0.00	—	—

Total Securities	17,172,172.16	430,115.84

I. COLLECTIONS

Interest:
Interest Collections				741,190.24
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				741,190.24
Principal:
Principal Collections				17,704,832.06
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				17,704,832.06
Recoveries of Defaulted Receivables				231,726.80

Total Collections				18,677,749.10

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			28,106	256,843,773.56
Total Principal Payment				17,172,172.16

			27,361	239,671,601.40

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	18,677,749.10
Reserve Account Draw	0.00
Total Available for Distribution	18,677,749.10
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	219,572.92
Servicing Fee Paid	219,572.92
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	205,749.17
Class A-3 Notes Monthly Interest Paid	205,749.17
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	224,366.67
Class A-4 Notes Monthly Interest Paid	224,366.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		430,115.84
Total Note Monthly Interest Paid		430,115.84
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		18,028,060.34
4. Total Monthly Principal Paid on the Notes		17,172,172.16
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		17,172,172.16
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		855,888.18
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		855,888.18

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,210.43
Required Reserve Account Amount		3,255,210.43
Beginning Reserve Account Balance		3,255,210.43
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,210.43
Required Reserve Account Amount for Next Period		3,255,210.43

VI. POOL STATISTICS

Weighted Average Coupon		3.45%
Weighted Average Remaining Maturity		23.25

	Amount	Number
Principal on Defaulted Receivables	159,861.97	13
Principal Recoveries of Defaulted Receivables	231,726.80

Monthly Net Losses	(71,864.83)
Pool Balance at Beginning of Collection Period	263,487,501.91
Net Loss Ratio for Third Preceding Collection Period	0.02%
Net Loss Ratio for Second Preceding Collection Period	0.29%
Net Loss Ratio for Preceding Collection Period	0.53%
Net Loss Ratio for Current Collection Period	-0.33%
Four-Month Average Net Loss Ratio	0.13%
Cumulative Net Losses for all Periods	12,067,024.70

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,061,373.51	164	0.84%
61-90 Days Delinquent	390,162.17	33	0.16%
91-120 Days Delinquent	148,742.90	13	0.06%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,600,278.58	210	1.06%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.27%	0.19%
Delinquency Ratio for Second Preceding Collection Period	0.27%	0.19%
Delinquency Ratio for Preceding Collection Period	0.22%	0.16%
Delinquency Ratio for Current Collection Period	0.22%	0.17%
Four-Month Average Delinquency Ratio	0.25%	0.18%
60 Day Delinquent Receivables	547,938.33
Delinquency Percentage	0.22%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	1,048,554.18
Number of Extensions	74

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO